Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 17,308,439
Ending balance	17,781,498	R$ 17,308,439
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,046,411	20,627,829
Additions	219,050	137,199
Disposals	(173,229)	(94,892)
Transfers	1,165,352	(61,047)
Effect of exchange rate fluctuations	50,699	1,066,533
Discontinued operation		181,005
Ending balance	23,308,283	22,046,411
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(4,737,972)	(3,784,170)
Additions	(755,633)	(677,024)
Disposals	156,178	21,958
Transfers	(179,007)	(275,904)
Effect of exchange rate fluctuations	(10,351)	(22,832)
Ending balance	(5,526,785)	(4,737,972)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,088,720
Ending balance	1,132,817	1,088,720
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,088,720	904,977
Additions	24,696	8,167
Disposals	(224)	(94,892)
Transfers
Effect of exchange rate fluctuations	19,625
Discontinued operation		80,684
Ending balance	1,132,817	1,088,720
Goodwill [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Disposals
Transfers
Effect of exchange rate fluctuations
Ending balance
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,318,664
Ending balance	15,706,265	15,318,664
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	18,676,443	18,024,518
Additions	765	5,227
Disposals	(169,815)
Transfers	1,109,131	(48,442)
Effect of exchange rate fluctuations		695,140
Discontinued operation
Ending balance	19,616,524	18,676,443
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,357,779)	(2,884,699)
Additions	(588,411)	(490,100)
Disposals	152,236	17,030
Transfers	(116,305)	(10)
Effect of exchange rate fluctuations
Ending balance	(3,910,259)	(3,357,779)
Operating license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	187,899
Ending balance	211,895	187,899
Operating license [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	435,795	435,795
Additions	35,834
Disposals
Transfers	(92,447)
Effect of exchange rate fluctuations
Discontinued operation
Ending balance	379,182	435,795
Operating license [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(247,896)	(236,122)
Additions	(11,838)	(11,774)
Disposals
Transfers	92,447
Effect of exchange rate fluctuations
Ending balance	(167,287)	(247,896)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	54,207
Ending balance	57,439	54,207
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	54,207	46,170
Additions
Disposals
Transfers	9,201
Effect of exchange rate fluctuations	3,232	(5,504)
Discontinued operation		13,541
Ending balance	66,640	54,207
Trademarks [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(9,201)
Additions
Disposals
Transfers	(9,201)	9,201
Effect of exchange rate fluctuations
Ending balance	(9,201)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	519,915
Ending balance	575,459	519,915
Customer-related intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,424,947	829,091
Additions	155,469	111,656
Disposals	(44)
Transfers	(786)	(131)
Effect of exchange rate fluctuations	24,481	408,470
Discontinued operation		75,861
Ending balance	1,604,067	1,424,947
Customer-related intangible assets [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(905,032)	(410,449)
Additions	(116,860)	(86,162)
Disposals	114	111
Transfers	533	(390,554)
Effect of exchange rate fluctuations	(7,363)	(17,978)
Ending balance	(1,028,608)	(905,032)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	139,034
Ending balance	97,623	139,034
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	366,299	387,278
Additions	2,286	12,149
Disposals	(3,146)
Transfers	140,253	(12,474)
Effect of exchange rate fluctuations	3,361	(31,573)
Discontinued operation		10,919
Ending balance	509,053	366,299
Other [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(227,265)	(243,699)
Additions	(38,524)	(88,988)
Disposals	3,828	4,817
Transfers	(146,481)	105,459
Effect of exchange rate fluctuations	(2,988)	(4,854)
Ending balance	R$ (411,430)	R$ (227,265)